Long Funds	Short Funds
Tradr 2X Long SPY Weekly ETF (Ticker: SPYB)	Tradr 2X Short SPY Weekly ETF (Ticker: WSPY)
Tradr 2X Long Triple Q Weekly ETF (Ticker: QQQW)	Tradr 2X Short SPY Monthly ETF (Ticker: MSPY)
Tradr 2X Long SOXX Weekly ETF (Ticker: SOXW)	Tradr 1.75X Short SPY Quarterly ETF (Ticker: QSPY)
Tradr 2X Long SOXX Monthly ETF (Ticker: SOXM)	Tradr 2X Short Triple Q Weekly ETF (Ticker: WQQQ)
Tradr 2X Long SOXX Quarterly ETF (Ticker: SEMQ)	Tradr 2X Short Triple Q Monthly ETF (Ticker: DQQQ)
Tradr 1.75X Long FXI Weekly ETF (Ticker: FXIW)	Tradr 1.75X Short Triple Q Quarterly ETF (Ticker: SQQ)
Tradr 1.75X Long FXI Monthly ETF (Ticker: FXIM)	Tradr 2X Short SOXX Weekly ETF (Ticker: WSOX)
Tradr 1.75X Long FXI Quarterly ETF (Ticker: FXIQ)	Tradr 2X Short SOXX Monthly ETF (Ticker: BSOX)
Tradr 2X Long IWM Weekly ETF (Ticker: IWMD)	Tradr 2X Short SOXX Quarterly ETF (Ticker: QSOX)
Tradr 2X Long IWM Monthly ETF (Ticker: IWMM)	Tradr 2X Short TLT Monthly ETF (Ticker: MTLT)
Tradr 2X Long IWM Quarterly ETF (Ticker: IWMQ)	Tradr 1.75X Short NVDA Weekly ETF (Ticker: WNVD)
Tradr 2X Long TLT Weekly ETF (Ticker: TLTA)	Tradr 1.5X Short NVDA Monthly ETF (Ticker: MNVD)
Tradr 2X Long TLT Monthly ETF (Ticker: TLTM)	Tradr 1.5X Short TSLA Weekly ETF (Ticker: WTSL)
Tradr 1.75X Long TLT Quarterly ETF (Ticker: TLTQ)	Tradr 1.5X Short TSLA Monthly ETF (Ticker: TSLF)
Tradr 2X Long XLK Weekly ETF (Ticker: XLKW)
Tradr 2X Long XLK Monthly ETF (Ticker: XLKM)
Tradr 2X Long XLK Quarterly ETF (Ticker: XLKQ)
Tradr 2X Long XLF Weekly ETF (Ticker: XLFW)
Tradr 2X Long XLF Monthly ETF (Ticker: XLFM)
Tradr 2X Long XLF Quarterly ETF (Ticker: XLFQ)
Tradr 2X Long XBI Weekly ETF (Ticker: XBIW)
Tradr 2X Long XBI Monthly ETF (Ticker: XBIM)
Tradr 1.75X Long XBI Quarterly ETF (Ticker: XBIQ)
Tradr 1.75X Long NVDA Weekly ETF (Ticker: NVDW)
Tradr 1.75X Long NVDA Monthly ETF (Ticker: NVDM)
Tradr 1.5X Long NVDA Quarterly ETF (Ticker: NVDT)
Tradr 1.5X Long TSLA Weekly ETF (Ticker: TSLW) Tradr 1.5X Long TSLA Monthly ETF (Ticker: TSLM) Tradr 1.5X Long TSLA Quarterly ETF (Ticker: QTSL)

Each a series of Investment Managers Series Trust II

Supplement dated November 12, 2024 to the

Statement of Additional Information, each dated August 14, 2024.

Effective immediately, each of the Tradr ETFs listed above observes the following restriction as a matter of operating but not fundamental policy:

With respect to each Tradr ETFs, to the extent a Fund is an “acquired fund” in a fund of funds arrangement relying on Rule 12d1-4 under the 1940 Act, the Fund will limit its acquisition of securities of investment companies and companies that would be investment companies under the 1940 Act but for the exclusion from the definition of investment company in Section 3(c)(1) or Section 3(c)(7) of the 1940 Act to an aggregate amount that does not exceed 10% of the Fund’s total assets (measured immediately after acquisition); provided that such limitation shall not apply to investments by the Fund in: (a) another fund as part of a master-feeder structure in reliance on Section 12(d)(1)(E) of the 1940 Act (master feeder arrangements); (b) money market funds in reliance on Rule 12d1-1 under the 1940 Act; (c) a wholly owned and controlled subsidiary of the Fund; (d) securities received as a dividend or as a result of a plan of reorganization of a company; or (e) securities of another fund received pursuant to an interfund lending arrangement permitted by an exemptive order issued by the SEC.

Please retain this Supplement for future reference.